Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt Instruments
The following is a summary of the Company’s debt (in thousands):

	March 31, 2013	December 31, 2012
9½% Senior Notes	$250,000	$—
9.75% Senior Notes	—	275,000
Credit Facility	—	—
Note payable to former executive	12	29
	$250,012	$275,029
The following is a summary of the Company’s debt (in thousands):

	December 31,
	2012	2011
9.75% Senior Notes	$275,000	$275,000
Credit Facility	—	—
Note payable to former executive	29	95
	$275,029	$275,095